FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Impaired Loans Fair Value Disclosure Non Recurring	$ 61,557	$ 67,249	$ 70,803
Other Real Estate Owned Fair Value Disclosure Non Recurring	10,801	14,262	16,650
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Impaired Loans Fair Value Disclosure Non Recurring	0	0	0
Other Real Estate Owned Fair Value Disclosure Non Recurring	0	0	0
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Impaired Loans Fair Value Disclosure Non Recurring	0	0	0
Other Real Estate Owned Fair Value Disclosure Non Recurring	0	0	0
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Impaired Loans Fair Value Disclosure Non Recurring	61,557	67,249	70,803
Other Real Estate Owned Fair Value Disclosure Non Recurring	$ 10,801	$ 14,262	$ 16,650